Organization, Business and Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Computer software and hardware | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Computer software and hardware | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	Shorter of lease term or useful life	Shorter of lease term or useful life
Furniture, fixtures and other equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years	3 years
Furniture, fixtures and other equipment | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years